Restatement of Previously Issued Audited Financial Statements - Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss	$ (9,688)	$ (34,618)	$ (136,392)	$ (98,895)
Adjustments to reconcile net loss for the period to net cash used in operating activities:
Non-cash portion of interest expense - Note 10	4,439	17,020	38,843	54,810
Write-down of production inventories - Note 4	0	6,965	17,924	18,617
Impairment on equipment not in use - Note 5			5,331	63
Depreciation and amortization	1,568	1,876	5,886	2,078
Stock-based compensation - Note 15	538	365	2,380	1,102
Salary continuation and compensation costs			2,116	0
Non-cash gain on fair value adjustment for warrant liabilities - Note 11	(9,493)	0	3,767	0
Accretion - Note 12	102	93	374	422
Phantom share compensation	0	263	225	706
Amortization reduction of Sprott Royalty Obligation - Note 10	(30)		(37)	0
Reduction in asset retirement obligation			0	(1,880)
Change in value of phantom shares			0	181
Changes in operating assets and liabilities			(50,925)
Net cash used in operating activities	(14,761)	(19,445)	(110,508)	(59,771)
Net cash used in investing activities	(5,082)	(2,090)	(31,124)	(12,296)
Cash flows from financing activities:	0	21,658	188,705	68,173
Net (decrease) increase in cash and restricted cash	(19,843)	123	47,073	(3,894)
Cash and restricted cash, end of period	76,197	49,090	96,040	48,967
Cash and restricted cash, beginning of period	96,040	48,967	48,967	52,861
Total cash and restricted cash	76,197	49,090	48,967	52,861
As Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss			(132,670)
Adjustments to reconcile net loss for the period to net cash used in operating activities:
Non-cash portion of interest expense - Note 10			38,843
Write-down of production inventories - Note 4			17,924
Impairment on equipment not in use - Note 5			5,331
Depreciation and amortization			5,886
Stock-based compensation - Note 15			2,380
Salary continuation and compensation costs			2,116
Non-cash gain on fair value adjustment for warrant liabilities - Note 11			45
Accretion - Note 12			374
Phantom share compensation			225
Amortization reduction of Sprott Royalty Obligation - Note 10			(37)
Reduction in asset retirement obligation			0
Change in value of phantom shares			0
Changes in operating assets and liabilities			(50,925)
Net cash used in operating activities			(110,508)
Net cash used in investing activities			(31,124)
Cash flows from financing activities:			188,705
Net (decrease) increase in cash and restricted cash			47,073
Cash and restricted cash, end of period			96,040	48,967
Cash and restricted cash, beginning of period	96,040	48,967	48,967
Total cash and restricted cash	96,040	48,967	48,967	48,967
Restatement Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss			(3,722)
Adjustments to reconcile net loss for the period to net cash used in operating activities:
Non-cash portion of interest expense - Note 10			0
Write-down of production inventories - Note 4			0
Impairment on equipment not in use - Note 5			0
Depreciation and amortization			0
Stock-based compensation - Note 15			0
Salary continuation and compensation costs			0
Non-cash gain on fair value adjustment for warrant liabilities - Note 11			3,722
Accretion - Note 12			0
Phantom share compensation			0
Amortization reduction of Sprott Royalty Obligation - Note 10			0
Reduction in asset retirement obligation			0
Change in value of phantom shares			0
Changes in operating assets and liabilities			0
Net cash used in operating activities			0
Net cash used in investing activities			0
Cash flows from financing activities:			0
Net (decrease) increase in cash and restricted cash			0
Cash and restricted cash, end of period			0	0
Cash and restricted cash, beginning of period	0	0	0
Total cash and restricted cash	$ 0	$ 0	$ 0	$ 0